Warrants - Equity Classified Warrants (Details) - USD ($)	Sep. 30, 2022	Sep. 14, 2022	Dec. 31, 2021	Apr. 22, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 31, 2020	Dec. 16, 2016	Nov. 09, 2016
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares	7,325,413		7,752,009		6,469,046	32,092
Strike Price (per share)		$ 1.77		$ 150
Warrants and Rights Outstanding	$ 250,000		$ 250,000				$ 2,140,000	$ 50,000	$ 250,000
September 30, 2016
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares			400,641		400,641
Strike Price (per share)	$ 0.1664		$ 0.170
November 9, 2016
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares	400,640		400,640		400,640
Strike Price (per share)	$ 0.6240		$ 0.620
January 23, 2020
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares	932,210		932,210		932,210
Strike Price (per share)	$ 1.6000		$ 1.600
Second Warrant Issuance January23 2020 [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares	2,622,995		4,660,555		4,660,555
Strike Price (per share)	$ 1.6000		$ 1.600
April 22, 2020
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares					75,000
Strike Price (per share)			$ 0.002
August - December 2021
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares	1,343,713		1,357,963
Strike Price (per share)	$ 4.0000		$ 4.000